PROVISIONS AND CONTINGENT LIABILITIES - Detail of provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 288,017	$ 346,597
Net provisions recognized during the period	147,374	(66,126)
Provisions used during the period	(31,945)	(6,087)
Translation adjustment	10,396	12,282
Effect of discounted cash flows	3,400	1,351
Ending balance	417,242	288,017
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	35,815	35,640
Net provisions recognized during the period	18,958	4,253
Provisions used during the period	(8,863)	(5,587)
Translation adjustment	(1,733)	158
Effect of discounted cash flows	3,400	1,351
Ending balance	47,577	35,815
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	15,340	2,399
Net provisions recognized during the period	92,739	13,441
Provisions used during the period	(23,082)	(500)
Ending balance	84,997	15,340
Amount recognized related to administrative litigation	14,002
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	31,111	23,035
Net provisions recognized during the period	(14,716)	7,976
Translation adjustment	106	100
Ending balance	16,501	31,111
Loan commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	204,655	285,198
Net provisions recognized during the period	48,727	(92,567)
Translation adjustment	12,023	12,024
Ending balance	265,405	204,655
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	1,096	325
Net provisions recognized during the period	1,666	771
Ending balance	$ 2,762	$ 1,096